SHARE CAPITAL (Detail) - Income Statement Share-based payments - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Payments, Management and consulting fees	$ 9,829	$ 72,169	$ 202,886	$ 105,606
Total	$ 9,829	$ 72,169	$ 202,886	$ 105,606